PROPERTY AND EQUIPMENT (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 9,602,656	$ 8,683,500	$ 8,650,325
Less: accumulated depreciation	(2,966,780)	(2,232,860)	(1,263,549)
Total property and equipment, net	6,635,876	6,450,640	7,386,776
Maximum
Property, Plant and Equipment [Line Items]
Estimated Life	25 years	25 years
Minimum
Property, Plant and Equipment [Line Items]
Estimated Life	1 year	1 year
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	56,995	56,995	56,995
Estimated Life	5 years	5 years
Office and computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	330,800	234,518	220,060
Office and computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Life	5 years	5 years
Office and computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Life	1 year	1 year
Land
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	266,977	266,977	266,977
Building and improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	738,959	730,068	727,965
Building and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Life	25 years	25 years
Building and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Life	5 years	5 years
Site costs
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,272,732	1,272,732	1,272,732
Estimated Life	10 years	10 years
Crushing system
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,256,943	2,256,943	2,256,943
Estimated Life	20 years	20 years
Process plant and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,169,442	3,169,442	3,166,280
Estimated Life	10 years	10 years
Vehicles and mining equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	695,825	695,825	682,373
Vehicles and mining equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Life	10 years	10 years
Vehicles and mining equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Life	5 years	5 years
Asset retirement costs
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 813,983	$ 0
Asset retirement costs | Maximum
Property, Plant and Equipment [Line Items]
Estimated Life	18 years
Asset retirement costs | Minimum
Property, Plant and Equipment [Line Items]
Estimated Life	3 years